Income tax and social contribution - Schedule of tax losses available to offset of future taxable profits (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Major components of tax expense (income) [abstract]
Percentage of taxable profit used to offset loss carryforward	30.00%
Tax loss and negative social contribution base, net	R$ 8,843,805	R$ 5,751,867	R$ 1,971,779
Tax loss (25%)	2,210,951	1,437,967	492,945
Negative social contribution base (9%)	R$ 795,942	R$ 517,668	R$ 177,460